Goodwill And Intangible Assets	12 Months Ended
Sep. 30, 2017
Goodwill And Intangible Assets [Abstract]
Goodwill And Intangible Assets

NOTE 10 - GOODWILL AND INTANGIBLE ASSETS

Goodwill, by segment, consists of the following:

(in millions)	HHI	PET	H&G	GAC	Total
As of September 30, 2015	$699.5	$299.6	$196.5	$932.6	$2,128.2
Adjustments	—	—	—	3.3	3.3
Foreign currency impact	3.3	0.2	—	(1.7)	1.8
As of September 30, 2016	702.8	299.8	196.5	934.2	2,133.3
PetMatrix acquisition	—	123.8	—	—	123.8
GloFish acquisition	—	11.2	—	—	11.2
Foreign currency impact	5.9	2.3	—	0.6	8.8
As of September 30, 2017	$708.7	$437.1	$196.5	$934.8	$2,277.1

The fair values of the HHI, PET, H&G and GAC reporting units exceeded their carrying values by 93.2%,  38.6%,  352.3%, and 12.4%, respectively. As a result, no impairment was recognized and there were no reporting units that were deemed at risk of impairment.

The carrying value and accumulated amortization for intangible assets subject to amortization are as follows:

	2017			2016
(in millions)	Gross Carrying Amount	Accumulated Amortization	Net	Gross Carrying Amount	Accumulated Amortization	Net
Customer relationships	$671.7	$(222.3)	$449.4	$653.4	$(183.5)	$469.9
Technology assets	194.6	(59.7)	134.9	181.3	(76.8)	104.5
Tradenames	18.5	(15.1)	3.4	18.3	(11.8)	6.5
Total	$884.8	$(297.1)	$587.7	$853.0	$(272.1)	$580.9

Certain trade names intangible assets have an indefinite life and are not amortized. The balance of trade names not subject to amortization was $1,024.3 million and $953.9 million as of September 30, 2017 and 2016. During the year ended September 30, 2017, the Company recognized $16.3 million impairment on indefinite life intangible assets due to the reduction in value over certain tradenames in response to changes in management’s strategy. During the year ended September 30, 2016, the Company recognized $2.7 million impairment on indefinite life intangible assets. There was no impairment loss on indefinite-lived trade names for the year ended September 30, 2015.

Amortization expense from intangible assets for the years ended September 30, 2017, 2016 and 2015 was $62.0 million, $60.6 million and $53.8 million, respectively. Excluding the impact of any future acquisitions or changes in foreign currency, the Company anticipates the annual amortization expense of intangible assets for the next five fiscal years will be as follows:

(in millions)	Amortization
2018	$57.5
2019	57.4
2020	55.0
2021	49.7
2022	48.0